The Gabelli Global Utility & Income Trust
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 97.8%
ENERGY AND UTILITIES  — 50.7%
Aerospace  — 0.0%
U.S. Companies
4,000 Redwire Corp.† ........................ $ 35,960
Alternative Energy  — 0.7%
Non U.S. Companies
750 Brookfield Renewable Corp. ............. 25,815
U.S. Companies
7,000 Ormat Technologies Inc. ................ 673,750
19,250 XPLR Infrastructure LP ................. 195,772
895,337
Diversified Industrial  — 2.5%
Non U.S. Companies
21,800 Bouygues SA .......................... 980,773
17,700 Jardine Matheson Holdings Ltd. ......... 1,115,100
U.S. Companies
200 Chart Industries Inc.† ................... 40,030
24,500 Flowserve Corp. ........................ 1,301,930
3,437,833
Electric Transmission and Distribution  — 2.6%
Non U.S. Companies
154,000 Algonquin Power & Utilities Corp. ........ 826,980
1,300 Boralex Inc., Cl. A ...................... 25,380
28,000 Enel Chile SA, ADR ..................... 108,920
9,000 Fortis Inc. ............................. 456,499
650 Fortis Inc., New York .................... 32,981
18,000 Redeia Corp. SA ........................ 347,425
U.S. Companies
500 CenterPoint Energy Inc. ................. 19,400
1,200 Consolidated Edison Inc. ................ 120,624
700 Sempra ............................... 62,986
5,500 Unitil Corp. ............................ 263,230
10,500 WEC Energy Group Inc. ................. 1,203,195
3,467,620
Energy and Utilities: Integrated  — 26.1%
Non U.S. Companies
140,000 A2A SpA .............................. 366,045
500 Acciona SA ............................ 100,323
2,000 E.ON SE ............................... 37,605
14,000 E.ON SE, ADR .......................... 265,160
17,615 EDP SA ................................ 83,489
9,000 EDP SA, ADR .......................... 427,590
13,800 Electric Power Development Co. Ltd. ..... 258,905
33,800 Emera Inc. ............................. 1,621,633
10,000 Endesa SA ............................. 319,459
157,000 Enel SpA .............................. 1,486,772
4,000 Eni SpA ............................... 69,814
Shares
Market
Value
7,000 Eni SpA, ADR .......................... $ 244,650
225,000 Hera SpA .............................. 1,011,738
15,000 Hokkaido Electric Power Co. Inc. ......... 109,950
20,000 Hokuriku Electric Power Co. ............. 114,332
115,100 Iberdrola SA ........................... 2,176,319
35,000 Korea Electric Power Corp., ADR ......... 456,750
21,500 Kyushu Electric Power Co. Inc. .......... 215,094
12,000 Shikoku Electric Power Co. Inc. .......... 106,705
10,000 The Chugoku Electric Power Co. Inc. ..... 57,024
14,000 The Kansai Electric Power Co. Inc. ....... 200,554
10,000 Tohoku Electric Power Co. Inc. ........... 72,759
1,800 Verbund AG ............................ 130,813
U.S. Companies
600 ALLETE Inc. ........................... 39,840
600 Alliant Energy Corp. .................... 40,446
16,700 Ameren Corp. .......................... 1,743,146
19,400 American Electric Power Co. Inc. ......... 2,182,500
21,500 Avista Corp. ........................... 812,915
600 Black Hills Corp. ........................ 36,954
9,500 Dominion Energy Inc. ................... 581,115
1,000 DTE Energy Co. ........................ 141,430
8,950 Duke Energy Corp. ..................... 1,107,562
600 Entergy Corp. .......................... 55,914
15,500 Evergy Inc. ............................ 1,178,310
17,700 Eversource Energy ...................... 1,259,178
380,000 Gulf Coast Ultra Deep Royalty Trust† ..... 12,388
10,000 Hawaiian Electric Industries Inc.† ........ 110,400
7,200 MGE Energy Inc. ....................... 606,096
19,080 NextEra Energy Inc. ..................... 1,440,349
35,500 NiSource Inc. .......................... 1,537,150
11,000 Northwestern Energy Group Inc. ......... 644,710
2,000 NRG Energy Inc. ....................... 323,900
34,000 OGE Energy Corp. ...................... 1,573,180
10,000 Otter Tail Corp. ......................... 819,700
13,500 PG&E Corp. ............................ 203,580
13,700 Pinnacle West Capital Corp. ............. 1,228,342
39,500 Portland General Electric Co. ............ 1,738,000
9,900 PPL Corp. ............................. 367,884
14,500 Public Service Enterprise Group Inc. ..... 1,210,170
16,650 The Southern Co. ....................... 1,577,921
23,000 TXNM Energy Inc. ...................... 1,300,650
18,000 Xcel Energy Inc. ........................ 1,451,700
35,258,913
Environmental Services  — 0.4%
Non U.S. Companies
13,800 Veolia Environnement SA ................ 469,531
Independent Power Producers and Energy
Traders  — 2.1%
Non U.S. Companies
10,000 Chubu Electric Power Co. Inc. ........... 139,196

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Independent Power Producers and Energy Traders
(Continued)
Non U.S. Companies (Continued)
152,000 Datang International Power Generation Co.
Ltd., Cl. H ........................... $ 43,752
560,000 Huaneng Power International Inc., Cl. H .. 390,031
2,700 RWE AG ............................... 119,887
U.S. Companies
110,000 The AES Corp. ......................... 1,447,600
3,600 Vistra Corp. ............................ 705,312
2,845,778
Natural Gas Integrated  — 5.0%
Non U.S. Companies
80,000 Snam SpA ............................. 480,703
900 TC Energy Corp. ........................ 48,969
U.S. Companies
500 DT Midstream Inc. ...................... 56,530
27,500 Kinder Morgan Inc. ..................... 778,525
55,700 National Fuel Gas Co. ................... 5,145,009
4,000 ONEOK Inc. ............................ 291,880
6,801,616
Natural Gas Utilities  — 4.4%
Non U.S. Companies
1,000 Engie SA .............................. 21,432
9,500 Engie SA, ADR ......................... 204,630
20,000 Italgas SpA ............................ 183,974
100,730 National Grid plc ....................... 1,446,161
1,500 National Grid plc, ADR .................. 109,005
U.S. Companies
5,500 Atmos Energy Corp. .................... 939,125
1,200 Chesapeake Utilities Corp. ............... 161,628
12,500 MDU Resources Group Inc. ............. 222,625
1,000 ONE Gas Inc. .......................... 80,940
10,000 RGC Resources Inc. .................... 224,400
17,000 Southwest Gas Holdings Inc. ............ 1,331,780
2,000 Spire Inc. .............................. 163,040
24,200 UGI Corp. .............................. 804,892
5,893,632
Natural Resources  — 1.2%
Non U.S. Companies
14,000 Cameco Corp. .......................... 1,174,040
100 Linde plc .............................. 47,500
U.S. Companies
6,800 APA Corp. ............................. 165,104
1,800 Diamondback Energy Inc. ............... 257,580
1,644,224
Shares
Market
Value
Oil  — 1.1%
Non U.S. Companies
13,500 BP plc, ADR ........................... $ 465,210
10,000 Petroleo Brasileiro SA - Petrobras, ADR .. 126,600
16,000 PrairieSky Royalty Ltd. .................. 296,846
7,200 Shell plc, ADR ......................... 515,016
U.S. Companies
1,000 ConocoPhillips ......................... 94,590
1,498,262
Services  — 2.8%
Non U.S. Companies
27,000 ABB Ltd., ADR ......................... 1,942,650
23,000 Enbridge Inc. .......................... 1,160,580
180 South Bow Corp. ....................... 5,092
U.S. Companies
20,000 Halliburton Co. ......................... 492,000
8,000 Innovex International Inc.† .............. 148,320
3,748,642
Water  — 1.8%
Non U.S. Companies
2,500 Cia de Saneamento Basico do Estado de
Sao Paulo SABESP, ADR .............. 62,225
4,700 Consolidated Water Co. Ltd. ............. 165,816
40,000 Fluence Corp. Ltd.† ..................... 1,668
30,000 Severn Trent plc ........................ 1,044,180
35,000 United Utilities Group plc ................ 539,675
U.S. Companies
500 Artesian Resources Corp., Cl. A .......... 16,297
5,000 California Water Service Group .......... 229,450
6,500 Essential Utilities Inc. ................... 259,350
1,200 H2O America .......................... 58,440
1,000 Middlesex Water Co. .................... 54,120
2,431,221
TOTAL ENERGY AND UTILITIES ....... 68,428,569
..............................................................................
OTHER  — 29.1%
Aerospace  — 2.5%
Non U.S. Companies
100,000 Rolls-Royce Holdings plc ............... 1,600,431
U.S. Companies
9,200 AAR Corp.† ............................ 824,964
3,000 General Electric Co. ..................... 902,460
3,327,855
Automotive  — 1.3%
Non U.S. Companies
350 Ferrari NV ............................. 169,827
27,000 Iveco Group NV ........................ 581,841
32,000 Traton SE .............................. 1,024,899

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
OTHER (Continued)
Automotive (Continued)
U.S. Companies
500 General Motors Co. ..................... $ 30,485
1,807,052
Broadline Retail  — 0.8%
Non U.S. Companies
1,500 Naspers Ltd., Cl. N ..................... 543,256
7,500 Prosus NV ............................. 527,794
1,071,050
Building and Construction  — 2.8%
Non U.S. Companies
2,000 Amrize Ltd.† ........................... 96,451
1,000 CRH plc ............................... 119,900
500 Holcim AG ............................. 42,296
1,400 Sika AG ............................... 311,463
U.S. Companies
1,200 Arcosa Inc. ............................ 112,452
23,300 AZZ Inc. ............................... 2,542,729
3,125 Everus Construction Group Inc.† ......... 267,969
1,000 Herc Holdings Inc. ...................... 116,660
2,500 Knife River Corp.† ...................... 192,175
3,802,095
Computer Hardware  — 0.0%
U.S. Companies
300 Dell Technologies Inc., Cl. C ............. 42,531
Computer Software and Services  — 0.2%
Non U.S. Companies
550 Check Point Software Technologies Ltd.† . 113,800
U.S. Companies
150 Global Payments Inc. ................... 12,462
2,100 Kyndryl Holdings Inc.† .................. 63,063
3,800 N-able Inc.† ........................... 29,640
120 Oracle Corp. ........................... 33,749
252,714
Consumer Products  — 0.3%
Non U.S. Companies
15,000 Essity AB, Cl. B ......................... 391,634
3,000 Salvatore Ferragamo SpA† .............. 18,844
410,478
Consumer Services  — 0.4%
U.S. Companies
23,000 Matthews International Corp., Cl. A ....... 558,440
Shares
Market
Value
Diversified Industrial  — 1.1%
Non U.S. Companies
1,750 Accelleron Industries AG, ADR ........... $ 146,790
1,300 Velan Inc. .............................. 14,572
5,500 Vestas Wind Systems A/S ............... 103,633
U.S. Companies
500 Corning Inc. ........................... 41,015
4,000 GATX Corp. ............................ 699,200
17,000 Trinity Industries Inc. ................... 476,680
1,481,890
Electronics  — 3.2%
Non U.S. Companies
40,000 Kyocera Corp. .......................... 538,121
9,600 Landis+Gyr Group AG ................... 774,223
1,000 Signify NV ............................. 26,181
98,000 Sony Group Corp., ADR ................. 2,821,420
U.S. Companies
300 Badger Meter Inc. ...................... 53,574
2,817 Kimball Electronics Inc.† ................ 84,115
1,000 Proto Labs Inc.† ....................... 50,030
4,347,664
Financial Services  — 5.7%
Non U.S. Companies
1,125 Brookfield Asset Management Ltd., Cl. A .. 64,057
4,500 Brookfield Corp. ........................ 308,610
52,200 Commerzbank AG ...................... 1,966,649
10,000 Janus Henderson Group plc ............. 445,100
2,500 Kinnevik AB, Cl. A† ..................... 22,359
135,000 Orascom Financial Holding SAE† ......... 1,828
100,000 Resona Holdings Inc. ................... 1,021,402
19,600 Sony Financial Group Inc., ADR† ......... 108,584
26,500 UBS Group AG ......................... 1,086,500
18,000 UBS Group AG ......................... 735,105
U.S. Companies
400 Bank of America Corp. .................. 20,636
15,000 The Bank of New York Mellon Corp. ...... 1,634,400
300 The Goldman Sachs Group Inc. .......... 238,905
7,654,135
Food and Beverage  — 5.0%
Non U.S. Companies
100 Chocoladefabriken Lindt & Spruengli AG .. 1,527,542
35,000 Davide Campari-Milano NV .............. 220,663
7,000 Diageo plc, ADR ........................ 668,010
5,400 Fomento Economico Mexicano SAB de CV,
ADR ................................ 532,602
6,000 Heineken NV ........................... 467,882
500 Kerry Group plc, Cl. A ................... 45,201
20,000 Kikkoman Corp. ........................ 169,726
44,000 Maple Leaf Foods Inc. .................. 1,138,493

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
OTHER (Continued)
Food and Beverage (Continued)
Non U.S. Companies (Continued)
9,500 Nestlé SA .............................. $ 872,012
2,000 Pernod Ricard SA ...................... 196,160
1,500 Remy Cointreau SA ..................... 80,974
11,000 Yakult Honsha Co. Ltd. .................. 179,373
U.S. Companies
10,000 McCormick & Co. Inc., Non-Voting ....... 669,100
6,767,738
Health Care  — 0.5%
U.S. Companies
26,000 Pfizer Inc. ............................. 662,480
Hotels and Gaming  — 0.8%
Non U.S. Companies
150,000 Genting Singapore Ltd. ................. 85,469
335,000 Mandarin Oriental International Ltd. ...... 787,250
350,000 The Hongkong & Shanghai Hotels Ltd.† .. 262,659
1,135,378
Machinery  — 1.6%
Non U.S. Companies
154,500 CNH Industrial NV ...................... 1,676,325
U.S. Companies
32,500 Twin Disc Inc. .......................... 453,050
2,129,375
Metals and Mining  — 0.4%
U.S. Companies
14,500 Freeport-McMoRan Inc. ................. 568,690
Semiconductors  — 0.8%
Non U.S. Companies
3,000 First Sensor AG ........................ 191,605
1,873 GLOBALFOUNDRIES Inc.† .............. 67,128
600 NXP Semiconductors NV ................ 136,638
U.S. Companies
1,500 Advanced Micro Devices Inc.† ........... 242,685
800 Axcelis Technologies Inc.† .............. 78,112
890 Broadcom Inc. ......................... 293,620
2,640 SkyWater Technology Inc.† .............. 49,262
400 SolarEdge Technologies Inc.† ............ 14,800
50 Texas Instruments Inc. .................. 9,187
100 Universal Display Corp. ................. 14,363
1,097,400
Specialty Chemicals  — 1.7%
Non U.S. Companies
1,800 Axalta Coating Systems Ltd.† ............ 51,516
Shares
Market
Value
500 Givaudan SA ........................... $ 2,030,023
U.S. Companies
2,000 Rogers Corp.† ......................... 160,920
2,242,459
TOTAL OTHER .................... 39,359,424
..............................................................................
COMMUNICATION SERVICES  — 18.0%
Cable and Satellite  — 2.8%
Non U.S. Companies
13,000 Cogeco Inc. ............................ 564,856
170,500 Grupo Televisa SAB, ADR ............... 458,645
70,000 ITV plc ................................ 75,267
55,000 Liberty Latin America Ltd., Cl. A† ........ 455,950
3,632 Liberty Latin America Ltd., Cl. C† ........ 30,654
42,000 Rogers Communications Inc., Cl. B ....... 1,447,740
U.S. Companies
200 Charter Communications Inc., Cl. A† ..... 55,021
14,500 Comcast Corp., Cl. A .................... 455,590
3,000 EchoStar Corp., Cl. A† .................. 229,080
400 Liberty Broadband Corp., Cl. B† .......... 28,706
3,801,509
Entertainment  — 1.8%
Non U.S. Companies
38,000 JCDecaux SE .......................... 681,254
24,000 Manchester United plc, Cl. A† ........... 363,360
41,000 Ollamani SAB† ......................... 122,910
U.S. Companies
18,000 Fox Corp., Cl. B ........................ 1,031,220
10,000 Warner Bros Discovery Inc.† ............ 195,300
2,394,044
Telecommunication Services  — 8.6%
Non U.S. Companies
32,000 BCE Inc. ............................... 748,480
103,000 BT Group plc, Cl. A ..................... 264,790
18,000 Deutsche Telekom AG ................... 613,065
48,000 Deutsche Telekom AG, ADR ............. 1,639,200
17,500 Eurotelesites AG† ...................... 101,086
11,000 Itissalat Al-Maghrib ..................... 145,934
445,000 Koninklijke KPN NV ..................... 2,135,262
31,000 Liberty Global Ltd., Cl. A† ............... 355,260
5,000 Orange SA, ADR ........................ 81,150
60,000 Pharol SGPS SA† ...................... 4,424
18,000 Proximus SA ........................... 157,229
6,000 Sunrise Communications AG, Cl. A ....... 354,400
1,100 Swisscom AG .......................... 798,003
400,000 Telecom Italia SpA† ..................... 209,122
17,000 Telefonica Brasil SA, ADR ............... 216,750
230,000 Telefonica Deutschland Holding AG† ..... 563,286
80,000 Telefonica SA, ADR ..................... 406,400

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATION SERVICES (Continued)
Telecommunication Services (Continued)
Non U.S. Companies (Continued)
70,000 Telekom Austria AG ..................... $ 747,870
44,500 Telesat Corp.† .......................... 1,179,250
5,000 TELUS Corp. ........................... 78,752
U.S. Companies
8,500 Anterix Inc.† ........................... 182,495
4,000 AT&T Inc. .............................. 112,960
1,000 Cisco Systems Inc. ..................... 68,420
100 Motorola Solutions Inc. ................. 45,729
10,430 Shenandoah Telecommunications Co. .... 139,971
7,500 Verizon Communications Inc. ............ 329,625
11,678,913
Wireless Telecommunication Services  — 4.8%
Non U.S. Companies
3,000 America Movil SAB de CV, ADR .......... 63,000
5,000 Infrastrutture Wireless Italiane SpA ....... 58,761
27,000 Millicom International Cellular SA ........ 1,310,580
75,000 Orange Belgium SA† .................... 1,673,021
27,000 Orascom Investment Holding, GDR†(a) ... 378
5,400 SK Telecom Co. Ltd., ADR ............... 116,640
28,000 Turkcell Iletisim Hizmetleri A/S, ADR ..... 168,560
10,000 VEON Ltd., ADR† ....................... 544,300
115,000 Vodafone Group plc, ADR ............... 1,334,000
U.S. Companies
9,500 Array Digital Infrastructure Inc. .......... 475,095
14,500 Telephone and Data Systems Inc. ........ 568,980
700 T-Mobile US Inc. ....................... 167,566
1,600 Vimeo Inc.† ............................ 12,400
6,493,281
TOTAL COMMUNICATION SERVICES ... 24,367,747
..............................................................................
COMMUNICATIONS  — 0.0%
Cable and Satellite  — 0.0%
U.S. Companies
53 GCI Liberty Inc., Cl. B† .................. 1,935
..............................................................................
TOTAL COMMON STOCKS ........... 132,157,675
CLOSED-END FUNDS — 0.0%
10,000 Altaba Inc., Escrow† .................... 13,500
..............................................................................
Shares
Market
Value
WARRANTS — 0.0%
ENERGY AND UTILITIES  — 0.0%
Natural Resources  — 0.0%
U.S. Companies
1,500 Occidental Petroleum Corp., expire
08/03/27† ........................... $ 38,250
..............................................................................
OTHER  — 0.0%
Diversified Industrial  — 0.0%
Non U.S. Companies
1,250 SDCL EDGE Acquisition Corp., expire
12/31/28† ........................... 37
..............................................................................
TOTAL WARRANTS ................. 38,287
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 2.2%
$ 2,950,000 U.S. Treasury Bills,
3.967% to 4.289%††, 10/23/25 to
12/04/25 ............................ 2,936,348
..............................................................................
TOTAL INVESTMENTS — 100.0%
(Cost $83,363,409) ..................... $ 135,145,810
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 55.3% $ 74,682,816
Europe .............................. 35.5 47,999,034
Japan ............................... 4.5 6,113,145
Asia/Pacific ......................... 2.4 3,257,651
Latin America ....................... 1.8 2,401,767
South Africa ......................... 0.4 543,256
Africa/Middle East ................... 0.1 148,141
Total Investments ................... 100.0% $ 135,145,810